Commitments And Contingencies - Additional Information (Detail)	1 Months Ended
Mar. 31, 2026 USD ($) Demand $ / shares shares
Commitments [Line Items]
Number of demand registration rights | Demand	3
Demand registration rights period	5 years
Piggyback registration rights period	7 years
Number of demand registration rights exercises allowed | Demand	1
Underwriting Agreement [Member]
Commitments [Line Items]
Over allotment option period	45 days
Over allotment option units | shares	1,500,000
Equity issuance costs underwriting fees per unit | $ / shares	$ 0.2
Equity issuance costs underwriting fees | $	$ 2,000,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments [Line Items]
Equity issuance costs underwriting fees | $	$ 2,300,000
Business Combination Marketing Agreement [Member]
Commitments [Line Items]
Deferred underwriting fee percentage of gross proceeds	3.50%
Advisory success fee percentage of business combination consideration	1.00%
Minimum days before deferred fee payment	60 days